Stockholders' Equity and Stock Compensation (Summary of Options Outstanding and Exercisable) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Schedule Of Share Based Compensation Arrangements [Line Items]
Options Outstanding, Number of options outstanding at year end	2,138,479
Exercisable Options, Number of options exercisable at year end	952,499
Exercise Price One [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Exercise price	$ 0.96
Options Outstanding, Number of options outstanding at year end	1,277,500
Exercisable Options, Number of options exercisable at year end	821,952
Options Outstanding, Weighted average remaining contractual life (Years)	7 years 6 months
Exercisable Options, Weighted average remaining contractual life (Years)	7 years 6 months
Options Outstanding, Weighted average exercise price	$ 0.96
Exercisable Options, Weighted average exercise price	$ 0.96
Exercise Price Two [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Exercise price	$ 1.68
Options Outstanding, Number of options outstanding at year end	180,963
Exercisable Options, Number of options exercisable at year end	85,975
Options Outstanding, Weighted average remaining contractual life (Years)	8 years 2 months 12 days
Exercisable Options, Weighted average remaining contractual life (Years)	8 years 1 month 6 days
Options Outstanding, Weighted average exercise price	$ 1.68
Exercisable Options, Weighted average exercise price	$ 1.68
Exercise Price Three [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Exercise price	$ 2.08
Options Outstanding, Number of options outstanding at year end	130,000
Exercisable Options, Number of options exercisable at year end	5,208
Options Outstanding, Weighted average remaining contractual life (Years)	9 years 2 months 12 days
Exercisable Options, Weighted average remaining contractual life (Years)	9 years 2 months 12 days
Options Outstanding, Weighted average exercise price	$ 2.08
Exercisable Options, Weighted average exercise price	$ 2.08
Exercise Price Four [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Options Outstanding, Number of options outstanding at year end	351,875
Exercisable Options, Number of options exercisable at year end	868
Options Outstanding, Weighted average remaining contractual life (Years)	9 years 10 months 24 days
Exercisable Options, Weighted average remaining contractual life (Years)	9 years 8 months 12 days
Options Outstanding, Weighted average exercise price	$ 8.52
Exercisable Options, Weighted average exercise price	$ 9.38
Exercise Price Four [Member] | Minimum [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Exercise price	$ 8.18
Exercise Price Four [Member] | Maximum [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Exercise price	$ 9.38
Exercise Price Five [Member]
Schedule Of Share Based Compensation Arrangements [Line Items]
Exercise price	$ 10.00
Options Outstanding, Number of options outstanding at year end	198,141
Exercisable Options, Number of options exercisable at year end	38,496
Options Outstanding, Weighted average remaining contractual life (Years)	9 years 4 months 24 days
Exercisable Options, Weighted average remaining contractual life (Years)	9 years 3 months 18 days
Options Outstanding, Weighted average exercise price	$ 10.00
Exercisable Options, Weighted average exercise price	$ 10.00